Fair value of financial instruments	6 Months Ended
Jun. 30, 2024
Disclosure of fair value measurement of assets [abstract]
Fair value of financial instruments	Fair value of financial instruments
This section should be read in conjunction with Note 16, Fair value of financial instruments of the Barclays Bank PLC Annual Report 2023, which provides more detail about accounting policies adopted, valuation methodologies used in calculating fair value and the valuation control framework which governs oversight of valuations. There have been no changes in the accounting policies adopted or the valuation methodologies used.
Valuation
The following table shows the Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.24	£m	£m	£m	£m
Trading portfolio assets	98,942	89,613	8,726	197,281
Financial assets at fair value through the income statement	7,416	198,865	7,024	213,305
Derivative financial instruments	86	249,337	2,821	252,244
Financial assets at fair value through other comprehensive income	21,930	29,692	2,400	54,022
Investment property	—	—	1	1
Total assets	128,374	567,507	20,972	716,853

Trading portfolio liabilities	(32,666)	(25,621)	(385)	(58,672)
Financial liabilities designated at fair value	(182)	(318,426)	(2,474)	(321,082)
Derivative financial instruments	(66)	(237,664)	(4,335)	(242,065)
Total liabilities	(32,914)	(581,711)	(7,194)	(621,819)

As at 31.12.23
Trading portfolio assets	94,615	73,442	6,509	174,566
Financial assets at fair value through the income statement	5,747	193,121	5,368	204,236
Derivative financial instruments	107	252,464	3,540	256,111
Financial assets at fair value through other comprehensive income	21,079	29,568	776	51,423
Investment property	—	—	2	2
Total assets	121,548	548,595	16,195	686,338

Trading portfolio liabilities	(28,380)	(29,013)	(368)	(57,761)
Financial liabilities designated at fair value	(117)	(297,244)	(1,212)	(298,573)
Derivative financial instruments	(81)	(245,146)	(4,653)	(249,880)
Total liabilities	(28,578)	(571,403)	(6,233)	(606,214)
The following table shows the Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.24		As at 31.12.23
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	1,622	(1,538)	2,211	(1,701)
Foreign exchange derivatives	175	(118)	111	(91)
Credit derivatives	216	(798)	241	(820)
Equity derivatives	808	(1,881)	977	(2,041)
Corporate debt	2,211	(353)	1,568	(352)
Reverse repurchase and repurchase agreements	620	(934)	209	(517)
Loans	11,404	—	8,986	—
Private equity investments	183	—	145	—
Asset backed securities	2,145	(2)	605	—
Issued debt	—	(1,539)	—	(637)
Other[1]	1,588	(31)	1,142	(74)
Total	20,972	(7,194)	16,195	(6,233)
1 Other includes funds and fund-linked products, Government and Government sponsored debt, equities cash products and investment property.
Assets and liabilities reclassified between Level 1 and Level 2
During the six-month period ended 30 June 2024 there were no material transfers between Level 1 and Level 2 (year ended December 2023: no material transfers between Level 1 and Level 2).
Level 3 movement analysis
The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability movements between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle- ments	Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 30.06.24
	As at 01.01.24					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	679	833	(225)	—	(49)	(56)	—	—	144	(21)	1,305
Loans	4,469	1,478	(247)	—	(661)	42	—	—	139	(10)	5,210
Asset backed securities	318	39	(196)	—	—	23	—	—	611	(65)	730
Other	1,043	763	(339)	—	(4)	(16)	—	—	152	(118)	1,481
Trading portfolio assets	6,509	3,113	(1,007)	—	(714)	(7)	—	—	1,046	(214)	8,726

Corporate debt	889	—	(3)	—	—	13	7	—	—	—	906
Loans	3,984	1,760	(1,000)	—	(266)	(21)	18	—	138	(61)	4,552
Private equity investments	145	37	(2)	—	(4)	2	5	—	—	—	183
Reverse repurchase and repurchase agreements	209	297	—	—	—	—	—	—	141	(27)	620
Asset backed securities	85	590	(1)	—	(12)	1	—	—	9	(14)	658
Other	56	48	—	—	—	(1)	4	—	2	(4)	105
Financial assets at fair value through the income statement	5,368	2,732	(1,006)	—	(282)	(6)	34	—	290	(106)	7,024

Loans	533	1,097	—	—	—	1	11	—	—	—	1,642
Asset backed securities	200	757	—	—	—	—	—	—	—	(200)	757
Other	43	—	(42)	—	—	—	—	—	—	—	1
Financial assets at fair value through other comprehensive income	776	1,854	(42)	—	—	1	11	—	—	(200)	2,400

Investment property	2	—	(1)	—	—	—	—	—	—	—	1

Trading portfolio liabilities	(368)	(28)	17	—	—	18	—	—	(30)	6	(385)

Financial liabilities designated at fair value	(1,212)	1	9	(628)	16	(27)	—	—	(881)	248	(2,474)

Interest rate derivatives	510	10	—	—	(136)	(158)	—	—	31	(173)	84
Foreign exchange derivatives	20	(1)	—	—	18	6	—	—	21	(7)	57
Credit derivatives	(579)	5	33	—	—	(22)	—	—	(22)	3	(582)
Equity derivatives	(1,064)	(195)	—	(19)	(53)	(19)	—	—	(9)	286	(1,073)
Net derivative financial instruments[1]	(1,113)	(181)	33	(19)	(171)	(193)	—	—	21	109	(1,514)

Total	9,962	7,491	(1,997)	(647)	(1,151)	(214)	45	—	446	(157)	13,778
1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £2,821m and derivative financial liabilities were £(4,335)m.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle- ments	Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 30.06.23
	As at 01.01.23					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	595	338	(118)	—	(53)	5	—	—	36	(29)	774
Loans	4,837	919	(1,152)	—	(311)	4	—	—	556	(334)	4,519
Asset backed securities	175	324	(278)	—	—	(11)	—	—	288	(60)	438
Other	873	704	(328)	—	(38)	(32)	—	—	142	(253)	1,068
Trading portfolio assets	6,480	2,285	(1,876)	—	(402)	(34)	—	—	1,022	(676)	6,799

Corporate debt	1,079	—	(120)	—	—	(20)	(3)	—	—	—	936
Loans	4,553	1,839	(823)	—	(613)	(44)	(42)	—	28	(106)	4,792
Private equity investments	140	—	—	—	(5)	(5)	8	—	—	—	138
Reverse repurchase and repurchase agreements	38	—	—	—	—	(11)	—	—	46	(29)	44
Asset backed securities	192	8	(2)	—	—	(13)	—	—	21	(16)	190
Other	109	—	(10)	—	(20)	1	(10)	—	1	—	71
Financial assets at fair value through the income statement	6,111	1,847	(955)	—	(638)	(92)	(47)	—	96	(151)	6,171

Loans	—	47	—	—	—	—	—	—	—	—	47
Asset backed securities	3	—	—	—	(1)	—	—	—	—	—	2
Other	1	—	—	—	—	—	—	—	—	—	1
Financial assets at fair value through other comprehensive income	4	47	—	—	(1)	—	—	—	—	—	50

Investment property	5	—	—	—	—	—	(3)	—	—	—	2

Trading portfolio liabilities	(56)	(16)	4	—	—	15	—	—	(8)	9	(52)

Financial liabilities designated at fair value	(1,042)	—	—	(226)	—	4	(1)	—	(290)	463	(1,092)

Interest rate derivatives	(497)	—	—	—	19	(35)	—	—	544	446	477
Foreign exchange derivatives	39	—	—	—	—	(31)	—	—	13	(15)	6
Credit derivatives	(313)	(191)	5	—	66	13	—	—	52	16	(352)
Equity derivatives	(419)	(90)	—	—	(132)	(135)	—	—	(104)	12	(868)
Net derivative financial instruments[1]	(1,190)	(281)	5	—	(47)	(188)	—	—	505	459	(737)

Total	10,312	3,882	(2,822)	(226)	(1,088)	(295)	(51)	—	1,325	104	11,141
1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £4,532m and derivative financial liabilities were £(5,269)m.
Unrealised gains and losses on Level 3 financial assets and liabilities
The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.24				Half year ended 30.06.23
	Income statement		Other compre-hensive income	Total	Income statement		Other compre-hensive income	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(2)	—	—	(2)	(35)	—	—	(35)
Financial assets at fair value through the income statement	15	30	—	45	(87)	(50)	—	(137)
Financial assets at fair value through other comprehensive income	(2)	11	—	9	—	—	—	—
Investment properties	—	—	—	—	—	(3)	—	(3)
Trading portfolio liabilities	17	—	—	17	15	—	—	15
Financial liabilities designated at fair value	(29)	—	—	(29)	2	(1)	—	1
Net derivative financial instruments	(191)	—	—	(191)	(186)	—	—	(186)
Total	(192)	41	—	(151)	(291)	(54)	—	(345)
Valuation techniques and sensitivity analysis
Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.

Sensitivities are dynamically calculated on a monthly basis. The calculation is based on range or spread data of a reliable reference source or a scenario based on relevant market analysis alongside the impact of using alternative models. Sensitivities are calculated without reflecting the impact of any diversification in the portfolio.

Current period valuation and sensitivity methodologies are consistent with those described within Note 16, Fair value of financial instruments in the Barclays Bank PLC Annual Report 2023.

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)
	As at 30.06.24				As at 31.12.23
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income Statement	Equity	Income statement	Equity	Income Statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	99	—	(170)	—	78	—	(158)	—
Foreign exchange derivatives	6	—	(10)	—	4	—	(9)	—
Credit derivatives	11	—	(15)	—	27	—	(32)	—
Equity derivatives	202	—	(289)	—	142	—	(226)	—
Corporate debt	55	—	(31)	—	34	—	(22)	—
Loans	633	32	(830)	(32)	545	2	(763)	(2)
Private equity investments	30	—	(30)	—	9	—	(9)	—
Asset Backed Securities	39	4	(29)	(4)	36	1	(27)	(1)
Other[1]	93	—	(106)	—	90	—	(91)	—
Total	1,168	36	(1,510)	(36)	965	3	(1,337)	(3)
1Other includes Equity cash products, Fund and fund-linked products, Issued debt, Commercial paper, Government and Government sponsored debt and Investment property.

The effect of stressing unobservable inputs to a range of reasonably possible alternatives, alongside considering the impact of using alternative models, would be to increase fair values by up to £1,204m (December 2023: £968m) or to decrease fair values by up to £1,546m (December 2023: £1,340m) with substantially all the potential effect impacting profit and loss rather than reserves.
Significant unobservable inputs
The valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 are consistent with those set out in Note 16, Fair value of financial instruments in the Barclays Bank PLC Annual Report 2023.
Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.24	As at 31.12.23
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(498)	(558)
Uncollateralised derivative funding	5	(4)
Derivative credit valuation adjustments	(190)	(209)
Derivative debit valuation adjustments	111	144
•Exit price adjustments derived from market bid-offer spreads decreased by £60m to £(498)m.
•Uncollateralised derivative funding moved marginally from £(4)m to £5m.
•Derivative credit valuation adjustments decreased by £19m to £(190)m as a result of reduced uncollateralised asset exposure profile.
•Derivative debit valuation adjustments decreased by £33m to £111m as a result of the tightening of input credit spreads.
Portfolio exemption
The Barclays Bank Group uses the portfolio exemption in IFRS 13, Fair Value Measurement to measure the fair value of groups of financial assets and liabilities. Financial instruments are measured using the price that would be received to sell a net long position (i.e., an asset) for a particular risk exposure or to transfer a net short position (i.e., a liability) for a particular risk exposure in an orderly transaction between market participants at the balance sheet date under current market conditions. Accordingly, the Barclays Bank Group measures the fair value of the group of financial assets and liabilities consistently with how market participants would price the net risk exposure at the measurement date.
Unrecognised gains as a result of the use of valuation models using unobservable inputs
The amount that is yet to be recognised in income that relates to the difference between the transaction price (the fair value at initial recognition) and the amount that would have arisen had valuation models using unobservable inputs been used on initial recognition, less amounts subsequently recognised, is £213m (December 2023: £194m) for financial instruments measured at fair value and £17m (December 2023: £18m) for financial instruments carried at amortised cost. There are additions and FX gains of £85m (December 2023: £136m) and amortisation and releases of £66m (December 2023: £48m) in amounts attributable to financial instruments measured at fair value and amortisation and releases of £1m (December 2023: £7m) and additions of £nil (December 2023: £nil) in amounts attributable to financial instruments carried at amortised cost.
Third party credit enhancements
Structured and brokered certificates of deposit issued by the Barclays Bank Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that the Barclays Bank Group and other banks pay for deposit insurance coverage. The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third-party credit enhancement. The on-balance sheet value of these brokered certificates of deposit amounted to £3,829m (December 2023: £5,162m).
Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
Valuation methodologies employed in calculating the fair value of financial assets and liabilities measured at amortised cost are consistent with those described within Note 16, Fair value of financial instruments in the Barclays Bank PLC Annual Report 2023.
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Bank Group’s balance sheet:

	As at 30.06.24		As at 31.12.23
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Debt securities at amortised cost	44,799	43,887	39,046	37,807
Loans and advances at amortised cost	145,773	147,555	146,201	147,323
Reverse repurchase agreements and other similar secured lending	2,980	2,980	1,103	1,103

Financial liabilities
Deposits at amortised cost	(324,012)	(324,092)	(301,798)	(301,851)
Repurchase agreements and other similar secured borrowing	(39,533)	(39,533)	(28,554)	(28,554)
Debt securities in issue	(43,078)	(42,994)	(45,653)	(45,557)
Subordinated liabilities	(37,849)	(39,602)	(35,903)	(37,295)